Related Party Balances and Transactions - Convertible notes issued to related parties and interest accrual (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Convertible notes issued to related parties and interest accrual	¥ 13,712	¥ 15,316	¥ 123,945
Huang River Investment Limited
Related Party Balances and Transactions
Convertible notes issued to related parties and interest accrual	¥ 13,712	¥ 15,316	22,018
Serene View Investment Limited
Related Party Balances and Transactions
Convertible notes issued to related parties and interest accrual			¥ 101,927